UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 09/30/2018

Date of reporting period: 09/30/2018

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Eagle Rock Floating Rate Fund, a series of the 360 Funds (the “registrant”), for the fiscal period from August 1, 2018 (commencement of operations) through September 30, 2018 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Eagle Rock Floating Rate Fund

Institutional Class Shares (Ticker Symbol: ERFIX)

A Series of the

360 Funds

ANNUAL REPORT

September 30, 2018

Investment Adviser:	Sub-Adviser:

Crow Point Partners, LLC	Eagle Rock Institutional, LLC
25 Recreation Drive, Suite 206	128 Bridge Street, Suite 101
Hingham, MA 02043	Box 382
1-877-327-0757	Rancocas, NJ 08073

www.crowpointfunds.com

Distributed by Matrix 360 Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Fund’s prospectus.

EAGLE ROCK FLOATING RATE FUND
September 30, 2018 Institutional Class: ERFIX

Dear Shareholders:

The Eagle Rock Floating Rate Fund (“ERFIX” or the “Fund”) commenced operations on August 1, 2018. During the period from August 1, 2018 through September 30, 2018, the Fund returned 0.70%(a) versus 0.19% for the Bloomberg Barclays U.S. Aggregate Bond Index(b) and 0.36% for the S&P/LSTA US Leveraged Loan 100 Price Index(c). During the period ended September 30, new purchases were made with extensive research focused on top-down macro and sector as well as bottom-up fundamental analysis that we believe drives superior idea generation, portfolio positioning and risk management. We have been focusing on securities that are trading at a moderate discount price and with higher rate plus LIBOR(d). We also initiated several short term holds which improved the profits in the Fund. Due the extremely short operating period of the Fund, we have not seen any material impacts on NAV.

We actively screen the credit universe identifying key macro and sector trends, leveraging key relationships. Rigorous credit research at the issuer level centered on deep fundamental analysis with a quantitative overlay; seeking asymmetric return profiles by clearly identifying upside/downside characteristics; deep fundamental research encompassing a bottom-up review of company, sector and management as well as detailed financial modelling focused on highlighting mispriced credits and identifying performance catalysts, are just a few of the techniques and strategies that we use. These techniques and strategies, together with market conditions and events, resulted in the positive performance of the Fund.

TOP 5 BANK LOANS*

Description	Market Value	Percentage of Total Assets*
CCS-CMGC Holdings, Inc.	$250,000	3.70%
Staples, Inc.	249,845	3.70%
CHS/Community Health Systems, Inc.	246,588	3.65%
McGraw-Hill Global Education Holdings LLC	241,777	3.58%
Harland Clarke Holdings Corp.	239,687	3.55%

* Based on market values of the Fund’s total gross assets as of September 30, 2018. Holdings are subject to change and should not be considered investment advice.

Sincerely,

Eagle Rock Institutional, LLC

(a) The performance information quoted assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Fund can be found in the Fund’s prospectus. Please read it carefully before investing.

(b) The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Barclays Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c) The S&P/LSTA US Leveraged Loan 100 Price Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(d) LIBOR: London Inter-Bank Offer Rate. The interest rate that the banks charge each other for loans (usually in Eurodollars). This rate is applicable to the short-term international interbank market, and applies to very large loans borrowed for anywhere from one day to five years.

2

Eagle Rock Floating Rate Fund	ANNUAL REPORT

INVESTMENT HIGHLIGHTS

September 30, 2018 (Unaudited)

(1) The minimum initial investment for the Institutional Class is $10,000.

Institutional Class Returns as of September 30, 2018	Commencement of Operations through September 30, 2018*
Eagle Rock Floating Rate Fund Institutional Class	0.70%
Bloomberg Barclays U.S. Aggregate Bond Index	0.19%
S&P/LSTA US Leveraged Loan 100 Price Index	0.36%

* The Eagle Rock Floating Rate Fund Institutional Class shares commenced operations on August 1, 2018.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the Fund versus the Bloomberg Barclays U.S. Aggregate Bond Index (the “Barclays Index”) and the S&P/LSTA US Leveraged Loan 100 Price Index (the “S&P/LSTA Index”). The Barclays Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Barclays Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). The S&P/LSTA Index is designed to reflect the performance of the largest facilities in the leveraged loan market. The Fund will generally not invest in all the securities comprising each index. Investors may not invest in any index directly; unlike the Fund’s returns, each Index does not reflect any fees or expenses. The Fund will generally not invest in all the securities comprising each index.

3

Eagle Rock Floating Rate Fund	ANNUAL REPORT

INVESTMENT HIGHLIGHTS

September 30, 2018 (Unaudited)

The investment objective of the Eagle Rock Floating Rate Fund (the “Fund”) is to achieve as high a level of current income as is consistent with capital preservation. The Fund’s secondary objective is long-term capital appreciation.

Crow Point Partners, LLC (the “Adviser” or “Crow Point”) serves as Investment Adviser to the Fund. As the Fund’s investment adviser, Crow Point reviews, supervises and administers the Fund’s investment program and also ensures compliance with the Fund’s investment policies and guidelines. Eagle Rock Institutional, LLC (“Eagle Rock” or “Sub-Adviser”) serves as the sub-adviser to the Fund. The Sub-Adviser is responsible for selecting the Fund’s portfolio investments.

In order to accomplish the Fund’s objectives, the Fund will invest in a portfolio composed mainly of corporate senior secured bank loans (sometimes referred to as “adjustable rate loans” or “floating rate loans”). These loans hold a senior position in the capital structure and, at the time of purchase, are typically rated between BBB and B (commonly referred to as “High Yield” or “junk bonds”). Although the Fund has no restrictions on the maturity of investments, normally the floating rate loans will have remaining maturities of 10 years or less. Also, these loans have historically had recovery rates of 60% - 70% or more. The “recovery rate” is the amount of an investment recovered through foreclosure or bankruptcy procedures in the event of a default, expressed as a percentage of face value. The Fund will invest primarily in floating rate loans and other floating rate investments, but also may invest in other high-yield securities from time to time based on the portfolio manager’s macroeconomic and interest rate outlook. Floating rate loans offer a coupon that is tied to a variable interest rate such as LIBOR which resets every 90 days or less. Thus, as short-term interest rates rise (or fall) this coupon is adjusted to compensate.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities. As part of meeting the 80% test, the Fund may sell or hold the equity securities received incidental to these investments for a period of time depending on market conditions. Similarly, as part of meeting the 80% test, the Fund may also invest in other investment companies, including exchange traded funds (“ETFs”), that focus their investments on floating rate debt investments. This 80% test is a non-fundamental policy of the Fund and may be changed upon 60 days’ notice to shareholders of the Fund. Although the Fund has no restrictions on investment maturity, normally the floating rate loans will have remaining maturities of ten years or less.

Allocation of Portfolio Holdings

Asset Class	Percentage of Net Assets*
Senior Loans	51.54%
Corporate Bonds	19.37%
Asset Backed Securities	6.59%
Short-Term Investments, net of Other Assets & Liabilities	22.50%
100.00%

* The percentages in the above table are based on the portfolio holdings of the Fund as of September 30, 2018 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

4

EAGLE ROCK FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
September 30, 2018	ANNUAL REPORT

CORPORATE BONDS - 19.37%	Principal Amount	Fair Value
Airlines - 6.68%
VistaJet Malta Finance PLC / VistaJet Co Finance LLC, 7.75%, due 6/1/2020 (a)	$250,000	$252,325

Office / Business Equipment - 6.06%
Pitney Bowes, Inc., 4.95%, due 4/1/2023	250,000	228,677

Oil & Gas - 6.63%
Resolute Energy Corp., 8.5%, due 5/1/2020	250,000	250,313

TOTAL CORPORATE BONDS (Cost $728,289)		731,315

ASSET BACKED SECURITIES - 6.59%

Wellfleet CLO 2018-2 Ltd., 8.51%, 10/20/2031	250,000	248,750

TOTAL ASSET BACKED SECURITIES (Cost $248,814)		248,750

SENIOR LOANS - 51.54%

CCS-CMGC Holdings, Inc., 7.90% (Coupon rate 5.50% + 3 Month LIBOR rate), due 9/25/2025 (b)	250,000	250,000
CHS/Community Health Systems, Inc., 5.65% (Coupon rate 3.25% + 3 Month LIBOR rate), due 1/27/2021 (b)	250,000	246,588
Forterra Finance, LLC, 5.40% (Coupon rate 3.00% + 3 Month LIBOR rate), due 10/25/2023 (b)	249,364	238,337
Harland Clarke Holdings Corp., 7.15% (Coupon rate 4.75% + 3 Month LIBOR rate), due 11/3/2023 (b)	250,000	239,687
LightstoneHoldco LLC, 6.15% (Coupon rate 3.75% + 3 Month LIBOR rate), due 1/30/2024 (b)	234,957	233,232
LightstoneHoldco LLC, 6.15% (Coupon rate 3.75% + 3 Month LIBOR rate), due 1/30/2024 (b)	15,043	14,933
McGraw-Hill Global Education Holdings LLC, 6.40% (Coupon rate 4.00%+ 3 Month LIBOR rate), due 5/4/2022 (b)	249,362	241,777
Neiman Marcus Group LLC, 5.65% (Coupon rate 3.25% + 3 Month LIBOR rate), due 10/25/2020 (b)	250,000	231,932
Staples, Inc., 6.40% (Coupon rate 4.00% + 3 Month LIBOR rate), due 9/12/2024 (b)	250,000	249,845

TOTAL SENIOR LOANS (Cost $1,942,521)		1,946,331

SHORT-TERM INVESTMENT - 53.40%	Shares	Fair Value

Federated Government Obligations Fund - Institutional Class, 1.89% (C)	2,016,300	2,016,300

TOTAL SHORT-TERM INVESTMENT (Cost $2,016,300)		2,016,300

TOTAL INVESTMENTS (Cost $4,935,924) - 130.90%		4,942,696

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (30.90%)		(1,166,667)

NET ASSETS - 100%		$3,776,029

(a) Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.

(b) Variable or step coupon security - Interest rate shown represents the rate on September 30, 2018. 3 Month LIBOR rate is 2.40% on September 30, 2018.

(C) Rate shown represents the 7-day effective yield at September 30, 2018, is subject to change and resets daily.

LLC - Limited Liability Company
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

5

Eagle Rock Floating Rate Fund

Statement of Assets and Liabilities

September 30, 2018

Assets:
Investment securities:
At cost	$4,935,924
At value	4,942,696
Due from adviser	19,377
Receivables:
Interest	29,704
Investment securities sold	1,748,125
Prepaid expenses	15,670
Total assets	6,755,572

Liabilities:
Payables:
Investment securities purchased	2,971,563
Due to administrator	5,315
Accrued expenses	2,665
Total liabilities	2,979,543
Net Assets	$3,776,029

Sources of Net Assets:
Paid-in capital	$3,750,000
Total distributable earnings	26,029
Total Net Assets	$3,776,029

Institutional Class Shares:
Net assets	$3,776,029
Shares Outstanding (Unlimited shares of beneficial interest authorized)	375,125
Net Asset Value and Offering Price Per Share	$10.07

Minimum Redemption Price Per Share (a)	$9.87

(a) A 2.00% redemption fee is imposed on shares redeemed within 30 days from the date of purchase.

The accompanying notes are an integral part of these financial statements.

6

Eagle Rock Floating Rate Fund

Statement of Operations

September 30, 2018

For the
Period Ended
September 30, 2018 (a)
Investment income:
Interest	$20,259
Total investment income	20,259

Expenses:
Management fees (Note 5)	3,543
Accounting and transfer agent fees and expenses	9,472
Registration and filing fees	3,956
Dealer network fees	2,520
Compliance officer fees	3,000
Pricing fees	2,184
Trustee fees and expenses	1,946
Professional fees	1,645
Custodian fees	1,065
Miscellaneous	884
Reports to shareholders	258
Total expenses	30,473
Less expense reimbursement:
Fees waived/reimbursed by Adviser	(22,920)
Fees waived by Administrator	(2,083)
Net expenses	5,470

Net investment income	14,789

Realized and unrealized gain:
Net realized gain on:
Investments	4,468

Net realized gain on investments	4,468

Net change in unrealized appreciation on:
Investments	6,772

Net change in unrealized appreciation on investments	6,772

Net gain on investments	11,240

Net increase in net assets resulting from operations	$26,029

(a) The Eagle Rock Floating Rate Fund commenced operations on August 1, 2018

The accompanying notes are an integral part of these financial statements.

7

Eagle Rock Floating Rate Fund

Statements of Changes in Net Assets

September 30, 2018

For the
Period Ended
September 30, 2018 (a)
Increase in net assets from:
Operations:
Net investment income	$14,789
Net realized gain on investments	4,468
Net change in unrealized appreciation on investments	6,772
Net increase in net assets resulting from operations	26,029

Transactions in shares of beneficial interest:
Proceeds from shares sold:
Institutional Class	3,750,000

Increase in net assets from transactions in shares of beneficial interest	3,750,000

Increase in net assets	3,776,029

Net Assets:
Beginning of period	—

End of period	$3,776,029
Undistributed net investment income	$14,789

Share activity:
Institutional Class:
Shares sold	375,125
Net increase in shares of beneficial interest	375,125

(a) The Eagle Rock Floating Rate Fund commenced operations on August 1, 2018

The accompanying notes are an integral part of these financial statements.

8

Eagle Rock Floating Rate Fund

Financial Highlights

September 30, 2018

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for each of the years indicated.

	Institutional Class

	For the
	Period Ended
	September 30, 2018 (a)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income (b)	0.05
Net realized and unrealized gain on investments	0.02
Total from investment operations	0.07

Net Asset Value, End of Period	$10.07

Total Return (c)	0.70	%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,776

Ratios of expenses to average net assets:
Before fees waived and expenses reimbursed (d)	5.87	%(f)
After fees waived and expenses reimbursed	1.05	%(f)

Ratios of net investment income to average net assets	2.85	%(f)

Portfolio turnover rate	94	%(e)

(a)	The Eagle Rock Floating Rate Fund commenced operations on August 1, 2018.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(e)	Not annualized
(f)	Annualized

The accompanying notes are an integral part of these financial statements.

9

Eagle Rock Floating Rate Fund	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2018

1.	ORGANIZATION

The Eagle Rock Floating Rate Fund (the “Fund”) was organized on July 3, 2018 as a diversified series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment objective is to achieve as high a level of current income as is consistent with capital preservation. The Fund’s secondary objective is long-term capital appreciation The Fund’s investment adviser is Crow Point Partners, LLC (the “Adviser”). The Fund’s sub-adviser is Eagle Rock Institutional, LLC (the Sub-adviser). The Fund offers one class of shares, Institutional Class shares.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)             Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 3.

b)             Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), exchange traded funds (“ETFs”) and closed-end funds (also referred to as “Underlying Funds”) subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

c)             Federal Income Taxes – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

As of and during the period from August 1, 2018 (commencement of operations) through September 30, 2018 (the “period”), the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the period ended September 30, 2018, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. Management has reviewed the Fund’s tax positions to be taken on federal income tax returns for the open tax year September 30, 2018 and has determined that the Fund does not have a liability for uncertain tax positions. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

e)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

10

Eagle Rock Floating Rate Fund	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2018

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

f)             Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)            Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

h)            Redemption Fees – A 2.00% redemption fee is imposed on shares redeemed within 30 days from the date of purchase. There were no redemption fees paid during the period ended September 30, 2018.

3.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

11

Eagle Rock Floating Rate Fund	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2018

3.	SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Fixed income securities – Fixed income securities such as corporate bonds, asset-backed securities and bank loans denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

Short-term fixed income securities – Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Fund invests may default or otherwise cease to have market quotations readily available.

The Trustees of the Trust adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board on securities being fair valued or manually priced. The Independent Chairman and Trustee of the Trust, along with the Trust’s Principal Financial Officer and Chief Compliance Officer and other officers of the Trust are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Independent Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

12

Eagle Rock Floating Rate Fund	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2018

3.	SECURITIES VALUATIONS (continued)

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2018.

Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Asset-Backed Securities	$—	$248,750	$—	$248,750
Senior Loans	—	1,946,331		1,946,331
Corporate Bonds	—	731,315		731,315
Short-term Investments	2,016,300	—	—	2,016,300
Total Assets	$2,016,300	$2,926,396	$—	$4,942,696

There were no transfers into and out of any level during the period ended September 30, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

4.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2018, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$5,655,791	$2,742,836

There were no Government securities purchased or sold during the period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. As the Fund’s investment adviser, the Adviser reviews, supervises and administers the Fund’s investment program and also ensures compliance with the Fund’s investment policies and guidelines.

The Adviser is responsible for selecting the Fund’s sub-adviser(s), subject to approval by the Board. The Adviser selects a sub-adviser that has shown good investment performance in its areas of expertise. Crow Point considers various factors in evaluating a sub-adviser, including: (i) level of knowledge and skill; (ii) performance as compared to its peers or benchmark; (iii) level of compliance with investment rules and strategies; (iv) employees’ facilities and financial strength; and (v) quality of service.

The Adviser will also continually monitor the Sub-Adviser’s performance through various analyses and through in person, telephone, and written consultations with the Sub-Adviser. The Adviser discusses its expectations for performance with the Sub-Adviser and provides evaluations and recommendations to the Board, including whether or not the Sub-Adviser’s contract should be renewed, modified, or terminated.

The Adviser is also responsible for running all of the operations of the Fund, except those that are subcontracted to the Sub-Adviser, custodian, transfer agent, administrative agent, or other parties. For its services, the Adviser is entitled to receive an investment advisory fee from the Fund at an annualized rate of 0.68%, based on the average daily net assets of the Fund. Crow Point pays a sub-advisory fee to the Sub-Adviser from its advisory fee. For the period ended September 30, 2018, the Adviser earned $3,543 of advisory fees.

13

Eagle Rock Floating Rate Fund	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2018

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Adviser has entered into a written expense limitation agreement, through at least March 31, 2021, under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to an annual rate of 1.05% of the average daily net assets of the Fund. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the date in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap agreement may be terminated by either party upon 90 days’ written notice provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

For the period ended September 30, 2018, the Adviser waived advisory fees of $3,543 and reimbursed expenses of $19,377. The amounts waived and reimbursed are subject to recoupment until September 30, 2021.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

For the period ended September 30, 2018, M3Sixty earned $12,472, including out of pocket expenses with $5,315 remaining payable at September 30, 2018.

M3Sixty has also agreed to voluntarily waive certain fees until certain thresholds are met by the Fund. During the period ended September 30, 2018, M3Sixty waived $2,083 of fees.

Certain officers and an interested Trustee of the Trust are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor of the Fund’s shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of the Fund’s shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Fund and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Fund’s shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

The Distributor is an affiliate of M3Sixty.

6.	CREDIT RISK

Credit risk is the risk that the issuer of a security and other instrument will not be able to make principal and interest payments when due. The value of the Fund’s shares, and the Fund’s ability to pay dividends, is dependent upon the performance of the assets in its portfolio. Prices of the Fund’s investments can fall if the actual or perceived financial health of the borrowers or issuers of, such investments deteriorate, whether because of broad economic or issuer-specific reasons. In severe cases, the borrower or issuer could be late in paying interest or principal, or could fail to pay altogether. In the event a borrower fails to pay scheduled interest or principal payments on an investment held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid by the Fund and likely lead to a decline in the net asset value of the Fund’s shares. To the extent that the Fund holds below investment grade securities, these risks may be heightened.

14

Eagle Rock Floating Rate Fund	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2018

7.	LOAN RISKS

Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market. Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility.

If a loan is illiquid, the Fund might be unable to sell the loan at a time when the Fund’s manager might wish to sell, thereby having the effect of decreasing the Fund’s overall level of liquidity. The Fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to the Fund.

Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Senior loans may take significantly longer than seven days to settle and, as a result, proceeds related to the sale of senior loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. Certain senior loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

The Fund did not pay any distributions during the period ended September 30, 2018.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at September 30, 2018, the Fund’s most recent fiscal year end, was as follows:

Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation	Total Distributable Earnings
$19,257	$—	$—	$—	$6,772	$26,029

At September 30, 2018, the Fund had no capital loss carry forwards for federal income tax purposes available to offset future capital gains.

There were no permanent book and tax differences that required reclassifications for the period ended September 30, 2018.

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments at September 30, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$4,935,924	$13,255	$(6,483)	$6,772

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2018, the EAS Crow Point Alternatives Fund (the “EAS Fund”) and the Crow Point Alternative Income Fund (the “Income Fund”) held 60.01% and 26.66%, respectively, of the Fund’s shares as an underlying investment in their portfolios.

10.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

15

Eagle Rock Floating Rate Fund	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2018

11.	INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund may invest a significant portion of its assets in shares of one or more investment companies. From time to time, the Fund may invest greater than 25% of their net assets in one security. As of September 30, 2018, Federated Government Obligations Fund - Institutional Class (the “Federated Fund”) represented 53.40% of the Fund’s net assets. The Fund may redeem its investment from the Federated Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. Additional information for the Federated Fund, including its financial statements and portfolio of investments, is available from the Securities and Exchange Commission’s website at www.sec.gov.

12.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018- 13 will have on the Fund’s financial statements and related disclosures.

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

13.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of 360 Funds

and the Shareholders of Eagle Rock Floating Rate Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Eagle Rock Floating Rate Fund, a series of shares of beneficial interest in 360 Funds (the “Fund”), including the schedule of investments, as of September 30, 2018, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period August 1, 2018 (commencement of operations) to September 30, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations, the changes in its net assets and its financial highlights for the period August 1, 2018 to September 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the 360 Funds since 2018.

Philadelphia, Pennsylvania

November 29, 2018

17

Eagle Rock Floating Rate Fund	ANNUAL REPORT
ADDITIONAL INFORMATION
September 30, 2018 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund did not pay nay distributions during the period ended September 30, 2018.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2019 to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their own tax advisors.

18

Eagle Rock Floating Rate Fund	ANNUAL REPORT
ADDITIONAL INFORMATION
September 30, 2018 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Arthur Q. Falk YOB : 1937	Trustee and Independent Chairman	Since 2011	Retired. President, Murray Hill Financial Marketing, (financial marketing consultant) (1990–2012).	Twelve	None
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment adviser) (2009–Present).	Twelve	None
Gary W. DiCenzo YOB: 1962	Trustee	Since 2014	Chief Executive Officer, Cognios Capital (investment management firm) (2015-present); President and CEO, IMC Group, LLC (asset management firm consultant) (2010-2015).	Twelve	FNEX Ventures (1)
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1998-present).	Twelve	M3Sixty Funds Trust (3)
Thomas J. Schmidt YOB: 1963	Trustee	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (2015-Present); Vice President of the Mutual Fund and Alternative Investment Full Service Transfer Agent (1986-2014).	Twelve	None
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013 – present); Chief Operating Officer, M3Sixty Administration, LLC (2011–2013); Division Vice President, Boston Financial Data Services, (2005–2011).	Twelve	N/A

* The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

19

Eagle Rock Floating Rate Fund	ANNUAL REPORT
ADDITIONAL INFORMATION
September 30, 2018 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki YOB: 1971	Chief Compliance Officer and Secretary	Since 2015	Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC and M3Sixty Advisors, LLC (2015–present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2016–present); Chief Compliance Officer and Secretary, WP Trust (2016- present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015–present); Partner, K&L Gates, (2009–2015).	N/A	N/A
Brandon J. Byrd YOB: 1981	Assistant Secretary and Anti-Money Laundering Officer Vice President	Since 2013 Since 2018	Chief Operating Officer, M3Sixty Administration, LLC (2013-present); Anti-Money Laundering Compliance Officer, Monteagle Funds (2015-2016); Division Manager - Client Service Officer, Boston Financial Data Services (mutual find service provider) (2010-2012).	N/A	N/A
Justin J. Thompson YOB: 1983	Treasurer	Since 2017	Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2017-present); Treasurer, WP Trust (2017-present); Treasurer, Capital Management Investment Trust (2017-present); Treasurer, 360 Funds (2017-present); Officer of Fund Accounting – State Street Bank & Trust (2009-2016).	N/A	N/A
Larry E. Beaver, Jr. YOB: 1969	Assistant Treasurer	Since 2017	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017- present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017). Chief Accounting Officer, Amidex Funds, Inc. (2003-present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-2017). Treasurer, 360 Funds (2007-2017); Treasurer, M3Sixty Funds Trust (2015-2017); Treasurer, WP Trust (2015-2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).	N/A	N/A
John H. Lively YOB: 1969	Assistant Secretary	Since 2017	Attorney, Practus, LLP (law firm) (May 2018-present); Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm) (2010-May 2018).	N/A	N/A
Ted L. Akins YOB: 1974	Assistant Secretary	Since 2017	Vice President of Operations, M3Sixty Administration, LLC (2012-present).	N/A	N/A

20

Eagle Rock Floating Rate Fund	ANNUAL REPORT
ADDITIONAL INFORMATION
September 30, 2018 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	None	None	None	None
Tom M. Wirtshafter	None	None	None	None
Gary W. DiCenzo	None	None	None	None
Steven D. Poppen	None	None	None	None
Thomas J. Schmidt	None	None	None	None
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers twelve (12) series of shares.

2 Figures are for the period ended September 30, 2018.

21

Eagle Rock Floating Rate Fund	ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 08/03/18 through 09/30/18

	Beginning Account Value (08/03/2018)	Annualized Expense Ratio for the Period	Ending Account Value (09/30/2018)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (+0.70%)	$1,000.00	1.05%	$1,007.00	$1.70

Expenses and Value of a $1,000 Investment for the period from 04/01/18 through 09/30/18

	Beginning Account Value (04/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (09/30/2018)	Expenses Paid During Period (b)
Hypothetical 5% Return
Institutional Class	$1,000.00	1.05%	$1,019.80	$5.32

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period from August 3, 2018, the date of initial expense accruals, through September 30, 2018, multiplied by 59/365 to reflect the period from August 3, 2018, the date of initial expense accruals, through September 30, 2018.

(b)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

22

Eagle Rock Floating Rate Fund	ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated July 3, 2018 were as follows:
Eagle Rock Floating Rate Fund Institutional Class, gross of fee waivers or expense reimbursements	1.80%
Eagle Rock Floating Rate Fund Institutional Class, after waiver and reimbursement*	1.09%

* The Adviser has entered into a written expense limitation agreement, through at least March 31, 2021, under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to an annual rate of 1.05% of the average daily net assets of each class of shares of the Fund. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap agreement may be terminated by either party upon 90 days’ written notice provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. Total Gross Operating Expenses during the period ended September 30, 2018 were 5.87% for the Eagle Rock Floating Rate Fund Institutional Class shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the period ended September 30, 2018.

23

Eagle Rock Floating Rate Fund	ANNUAL REPORT

Approval of the Investment Advisory Agreement for the Eagle Rock Floating Rate Fund (Unaudited)

At a meeting held on April 26, 2018, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Crow Point Partners, LLC (“Crow Point”) in regard to the Eagle Rock Floating Rate Fund (the “Fund”).

The Board then reflected on its discussions with the representatives from Crow Point regarding the proposed Advisory Agreement, the expense limitation agreement and the manner in which the Fund is to be managed. The Board noted that the Fund is not yet operational. Counsel referred the Board to the meeting materials, which included, among other things, a memorandum from Counsel addressing the duties of the Trustees regarding the approval of the proposed Advisory Agreement, a request letter from Counsel to Crow Point and Crow Point’s responses to that request letter, a copy of Crow Point’s financial information, a fee comparison analysis for the Fund and comparable mutual funds and the proposed Advisory Agreement and expense limitation agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and expense limitation agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement, including: (i) the nature, extent and quality of the services to be provided by Crow Point; (ii) the investment performance of the Fund and Crow Point; (iii) the costs of the services to be provided and profits to be realized by Crow Point from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Crow Point’s practices regarding possible conflicts of interest and other benefits derived by Crow Point.

The Board had requested and received various informational materials including, without limitation: (i) documents containing information about Crow Point, including financial information, a description of personnel and the services to be provided to the Fund, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; and (iii) benefits to be realized by Crow Point from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

(1)           The nature, extent, and quality of the services to be provided by Crow Point.

In this regard, the Board considered the responsibilities Crow Point would have under the Advisory Agreement. The Board reviewed the services to be provided by Crow Point to the Fund including, without limitation: Crow Point’s procedures for assuring compliance with the Fund’s investment objectives and limitations; Crow Point’s coordination of services for the Fund among the Fund’s service providers; and Crow Point’s anticipated efforts to promote the Fund, grow its assets and assist in the distribution of the Fund’s shares. The Board also considered the services anticipated to be provided to the Fund. The Board considered: Crow Point’s staffing, personnel and methods of operating; the education and experience of Crow Point’s personnel; and Crow Point’s compliance program, policies and procedures. After reviewing the foregoing and further information provided by Crow Point, the Board concluded that the nature, extent and quality of the services to be provided by Crow Point were satisfactory and adequate for the Fund.

(2)           Investment performance of the Fund and Crow Point.

The Board noted that the Fund has not yet commenced operations in the Trust and no investment performance was available. The Board also noted that Crow Point does not have any investment companies or separately managed accounts that have similar strategies as the Fund.

(3)           The costs of the services to be provided and profits to be realized by Crow Point from the relationship with the Fund.

In considering the costs of the services to be provided and profits to be realized by Crow Point from the relationship with the Fund, the Trustees considered: Crow Point’s staffing, personnel and methods of operating; the financial condition of Crow Point and the level of commitment to the Fund by Crow Point and its principals; the expected asset levels of the Fund; and the projected overall expenses of the Fund. The Trustees considered financial statements of Crow Point and discussed the financial stability and productivity of the firm, noting that Crow Point was profitable. The Trustees considered the fees and expenses of the Fund (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management and its size, among other factors. The Trustees noted that the Fund’s management fee of 68 basis points for the Fund is slightly above the average management fee for Morningstar’s bank debt funds category but well within the category range. The Trustees determined that in light of the services to be provided by Crow Point to the Fund, the management fee was fair and reasonable and could have been negotiated at arms-length light of all the surrounding circumstances.

24

Eagle Rock Floating Rate Fund	ANNUAL REPORT

Approval of the Investment Advisory Agreement for the Eagle Rock Floating Rate Fund (Unaudited) (continued)

(4)           The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with Crow Point. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation arrangement in place for the Fund. The Trustees expressed the view that benefits associated with the expense limitation arrangements were more valuable to shareholders while assets were at lower levels than breakpoints in that each dollar invested benefits from Crow Point’s commitment to contain costs, whereas breakpoint structures typically require a fund to reach significant asset levels in order to realize lower costs. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with some of its service providers other than Crow Point, and they considered the efforts of Crow Point in negotiating such arrangements. The Trustees noted that Crow Point did not have separately managed accounts with similar strategies as the Fund. Following further discussion of the Fund’s expected asset levels, expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

(5)           Possible conflicts of interest and benefits derived by Crow Point.

In considering Crow Point’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Fund; and the substance and administration of Crow Point’s code of ethics. It was noted in the materials provided by Crow Point that Crow Point is not affiliated with any broker dealer. Based on the foregoing, the Board determined that Crow Point’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that Crow Point specified no benefits or detriments, other than receipt of advisory fees, in managing the assets of the Fund.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to the Fund was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to the Fund.

Approval of the Sub-Advisory Agreement for the Fund

Also at a meeting held on April 26, 2018, the Board considered the approval of the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Crow Point and Eagle Rock Institutional, LLC (“Eagle Rock”) in regard to the Fund.

The Board reflected on its discussions with the representative from Eagle Rock regarding the proposed Sub-Advisory Agreement and the manner in which the Fund is to be managed. The Board noted that the Fund is not yet operational. Counsel referred the Board to the meeting materials, which included, among other things, a memorandum from Counsel addressing the duties of the Trustees regarding the approval of the proposed Sub-Advisory Agreement, a request letter from Counsel to Eagle Rock and Eagle Rock’s responses to that request letter, a copy of Eagle Rock’s financial information, a fee comparison analysis for the Fund and comparable mutual funds and the proposed Sub-Advisory Agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Sub-Advisory Agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Sub-Advisory Agreement, including: (i) the nature, extent and quality of the services to be provided by Eagle Rock; (ii) the investment performance of the Fund and Eagle Rock; (iii) the costs of the services to be provided and profits to be realized by Eagle Rock from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Eagle Rock’s practices regarding possible conflicts of interest and other benefits derived by Eagle Rock.

The Board had requested and received various informational materials including, without limitation: (i) documents containing information about Eagle Rock, including financial information, a description of personnel and the services to be provided to the Fund, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by Eagle Rock from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Sub-Advisory Agreement and each Trustee may have afforded different weight to the various factors.

25

Eagle Rock Floating Rate Fund	ANNUAL REPORT

Approval of the Investment Advisory Agreement for the Eagle Rock Floating Rate Fund (Unaudited) (continued)

In deciding whether to approve the Sub-Advisory Agreement, the Trustees considered numerous factors, including:

(1)           The nature, extent and quality of the services to be provided by Eagle Rock.

In this regard, the Board considered the responsibilities Eagle Rock would have under the Sub-Advisory Agreement. The Board reviewed the services to be provided by Eagle Rock to the Fund including, without limitation, Eagle Rock’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations and its anticipated efforts to promote the Fund, grow its assets and assist in the distribution of the Fund’s shares. The Board also considered: Eagle Rock’s staffing, personnel and methods of operating; the education and experience of Eagle Rock’s personnel; and Eagle Rock’s compliance program, policies and procedures. After reviewing the foregoing and further information provided by Eagle Rock, the Board concluded that the nature, extent and quality of the services to be provided by Eagle Rock were satisfactory and adequate for the Fund.

(2)           Investment performance of the Fund and Eagle Rock.

The Board noted that the Fund has not yet commenced operations in the Trust and no investment performance was available and it therefore was not able to make any assessment of the performance of the Fund at this time. The Board considered the historical efforts of Eagle Rock personnel to sub-advise a registered investment company using the same strategy as the Fund, as well as the performance of such registered investment company. Based on these considerations, the Board determined that the information presented regarding the performance of Eagle Rock in sub-advising a registered investment company using the same strategy as the Fund was satisfactory.

(3)           The costs of the services to be provided and profits to be realized by Eagle Rock from the relationship with the Fund.

In considering the costs of the services to be provided and profits to be realized by Eagle Rock from the relationship with the Fund, the Trustees considered: Eagle Rock’s staffing, personnel and methods of operating; the financial condition of Eagle Rock and the level of commitment to the Fund by Eagle Rock and its principals; the expected asset levels of the Fund; and the projected overall expenses of the Fund. The Trustees considered financial statements of Eagle Rock and discussed the financial stability and profitability of the firm. The Trustees noted that Eagle Rock is currently in registration with the SEC and that Eagle Rock is not currently profitable. The Trustees considered the fees and expenses of the Fund (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management and its size, among other factors. The Trustees noted that the Fund’s management fee of 68 basis points for the Fund is slightly above the average management fee for Morningstar’s bank debt funds category but well within the category range. The Trustees considered the portion of the management fee that would be received by Eagle Rock. The Trustees determined that in light of the services to be provided by Eagle Rock to the Fund, the management fee was fair and reasonable and could have been negotiated at arms-length in light of all the surrounding circumstances.

(4)           The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with respect to Eagle Rock. The Trustees determined that although the management fee and the sub-advisory fee to Eagle Rock would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation arrangements in place for the Fund which Eagle Rock has agreed to share responsibility for with Crow Point. The Trustees expressed the view that benefits associated with the expense limitation arrangements were more valuable to shareholders while assets were at lower levels than breakpoints in management fees, in that each dollar invested benefits from Eagle Rock’s commitment to contain costs, whereas breakpoint structures typically require a fund to reach significant asset levels in order to realize lower costs. The Trustees noted that Eagle Rock sub-advised a registered investment company with the same strategy as the Fund but did not have any private equity vehicles or separately managed accounts with similar strategies as the Fund. Following further discussion of the Fund’s expected asset levels, expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

26

Eagle Rock Floating Rate Fund	ANNUAL REPORT

Approval of the Investment Advisory Agreement for the Eagle Rock Floating Rate Fund (Unaudited) (continued)

(5)           Possible conflicts of interest and benefits derived by Eagle Rock.

In considering Eagle Rock’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Fund; the fact that Eagle Rock does not use soft dollars; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of Eagle Rock’s code of ethics. The Trustees noted that Eagle Rock perceives the primary benefits to be derived by Eagle Rock to be the potential for enhanced firm profile, credibility and reputation, as well as greater transparency of the firm’s performance and investment management skills and access thereto. The Trustees further noted that Eagle Rock does not intend to utilize any soft dollar benefits from brokers for the Fund. Based on the foregoing, the Board determined that Eagle Rock’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Sub-Advisory Agreement with respect to the Fund was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Sub-Advisory Agreement with respect to the Fund.

27

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Crow Point Partners, LLC

25 Recreation Drive

Suite 206

Hingham, MA 02043

INVESTMENT SUB-ADVISER

Eagle Rock Institutional, LLC

128 Bridge Street, Suite 101

Box 382

Rancocas, NJ 08073

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center

38 Fountain Square Plaza

Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Tom Wirtshafter serves on its audit committee as the "audit committee financial expert" as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for the period from August 1, 2018 (commencement of operations) through September 30, 2018 for professional services rendered by the principal accountants for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $11,000 with respect to the registrant’s period from August 1, 2018 (commencement of operations) through September 30, 2018.

(b)	Audit-Related Fees. There were no fees billed during the period from August 1, 2018 (commencement of operations) through September 30, 2018 for assurances and related services by the principal accountants that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the period from August 1, 2018 (commencement of operations) through September 30, 2018 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,000 with respect to the registrant’s period from August 1, 2018 (commencement of operations) through September 30, 2018. The services comprising these fees are the preparation of the registrant’s federal and state income tax returns, review of calculations of required excise distributions and preparation of federal excise tax returns.

(d)

All Other Fees. The aggregate fees billed in the period from August 1, 2018 (commencement of operations) through September 30, 2018 for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the period from August 1, 2018 (commencement of operations) through September 30, 2018.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

(f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the period from August 1, 2018 (commencement of operations) through September 30, 2018that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the period from August 1, 2018 (commencement of operations) through September 30, 2018 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser during the period from August 1, 2018 (commencement of operations) through September 30, 2018.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Fund is an open-end management investment company

ITEM 13.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: December 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: December 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Justin Thompson
By Justin Thompson
Principal Financial Officer
Date: December 10, 2018